Long-Term Debt (Details) - Schedule of capital expenditure annual limit under the first lien facility and new second lien facility $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of capital expenditure annual limit under the first lien facility and new second lien facility [Abstract]
December 31, 2021 and the Computation Periods ending March 31, June 30, and September 30, 2022	$ 2,100
December 31, 2022 and each Computation Period ending thereafter	$ 2,200